Share Based Compensation (Tables)	6 Months Ended
Mar. 31, 2025
Share Based Compensation [Abstract]
Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares*	US$	300	US$	400	US$	500

*	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 (Note 1).

Schedule of Share-based Compensation Expenses

For the six months ended March 31, 2024 and 2025, the total share-based compensation expenses were comprised of the following:

	For the Six Months Ended March 31,
	2024	2025
	RMB	RMB
Selling and marketing expenses	8	—
General and administrative expenses	1,508	—
Research and development expenses	15	—
	1,531	—